EMPLOYEE BENEFIT PLANS (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 05, 2015	Jun. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2015	Jul. 20, 2001
2015 Omnibus Incentive Plan
Maximum cash amount that may be awarded to any single participant			$ 7,500,000
Retirement Savings Plan
Retirement Plans
Number of shares registered for issuance							1,500,000
Number of shares available for issuance			518,604
Minimum age limit of employees covered by the plan			18 years
Service period after which seasonal employees begin receiving employer matching contribution			12 months
Service period after which employees begin receiving employer matching contribution			180 days
Percentage of employees' contribution matched by dollar-to-dollar contribution by employer			5.00%
Company's matching and discretionary contributions			$ 44,800,000	$ 41,600,000	$ 38,000,000
Group Retirement Savings Plan And Deferred Profit Sharing Plan | LoyaltyOne
Retirement Plans
Company's matching and discretionary contributions			$ 1,700,000	1,900,000	1,800,000
Group Retirement Savings Plan | LoyaltyOne
Retirement Plans
Service period after which full-time employees begin receiving company matching contribution			3 months
Service period after which part-time employees begin receiving company matching contribution			6 months
Deferred Profit Sharing Plan | LoyaltyOne
Retirement Plans
Service period after which contributions vest			1 year
Service period after which employees begin receiving employer matching contribution			12 months
Percentage of employees' contribution matched by dollar-to-dollar contribution by employer			5.00%
Executive Deferred Compensastion Plan
Retirement Plans
Deferred compensation liability			$ 63,200,000	$ 55,300,000
2005 Employee Stock Purchase Plan | Retirement Savings Plan
Retirement Plans
Number of shares available for issuance		441,327
2015 Employee Stock Purchase Plan
Employee Stock Purchase Plan
Maximum amount of common stock permitted to be purchased annually per employee					$ 25,000
Maximum percentage of voting power after purchase of common stock under ESPP			5.00%
Offering period under ESPP					6 months
Purchase price of common stock as a percentage of fair market value of shares			85.00%
Maximum number of shares reserved for issuance under the ESPP		1,441,327
Number of shares registered for issuance	1,441,327
Number of shares issued under the ESPP			109,414
Weighted-average issue price of shares issued under the ESPP (in dollars per share)			$ 160.41
Number of shares issued under the ESPP since the inception of the plan			341,515
Retirement Plans
Number of shares available for issuance			1,099,812			1,000,000